Convertible Notes - Additional Information (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Series D redeemable convertible preferred stock
Debt Instrument [Line Items]
Conversion of convertible debt plus interest into Series D redeemable convertible preferred stock (in dollars per share) | $ / shares	$ 1.8163
Redeemable convertible preferred, issued (in shares) | shares		21,708,519
Redeemable convertible preferred issued (in dollars per share) | $ / shares		$ 2.0181
Proceeds from issuance of redeemable convertible preferred stock		$ 43,800,000
Conversion of debt, shares issued (in shares) | shares	4,728,975
Aggregate proceeds from convertible preferred stock financing and converted notes	$ 52,400,000
2020 Notes
Debt Instrument [Line Items]
Conversion of debt to redeemable convertible preferred stock, trigger amount			$ 10,000,000.0
Conversion of debt to redeemable convertible preferred stock, discount rate (percent)				15.0	10.0
2020 Notes | Series D redeemable convertible preferred stock
Debt Instrument [Line Items]
Conversion of convertible debt plus interest into Series D redeemable convertible preferred stock (in dollars per share) | $ / shares			$ 2.0181
2020 Notes | Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 8,500,000
Stated interest rate (percent)			5.00%
Unpaid accrued interest	8,600,000
Fair value of embedded derivative	$ 900,000		$ 1,000,000.0
Interest expense				$ 0	$ 100,000